Share-based compensation (Schedule of Valuation Assumptions) (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility, minimum	50.80%	54.10%	54.80%
Expected volatility, maximum	53.30%	59.10%	63.30%
Risk-free interest rate (per annum), minimum	3.01%	2.03%	2.03%
Risk-free interest rate (per annum), maximum	3.73%	3.10%	3.20%
Exercise multiple	2	2	2
Expected dividend yield	0.00%	0.00%	0.00%
Expected term (in years)	10 years	10 years	10 years
Expected forfeiture rate (post-vesting), minimum	0.30%	1.00%	3.20%
Expected forfeiture rate (post-vesting), maximum	0.40%	3.30%	3.50%
Fair value of the underlying shares on the date of option grants (US$), lower limit	$ 19.26	$ 2.48	$ 2.38
Fair value of the underlying shares on the date of option grants (US$), upper limit	$ 22.95	$ 8.50	$ 2.48